Financing (Tables)	9 Months Ended
Sep. 27, 2019
Debt Disclosure [Abstract]
Components Of Debt
The components of the Company’s debt were as follows ($ in millions):

September 27, 2019
Senior unsecured term loan facility due 2022 ($650.0 million aggregate principal amount) (the “Term Loan Facility”)	$648.6
Senior unsecured euro term loan facility due 2022 (€600.0 million aggregate principal amount) (the “Euro Term Loan Facility”)	655.6
Other	7.8
Total debt	1,312.0
Less: currently payable	7.5
Long-term debt	$1,304.5